Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Andritz AG	25,592	$1,396,901
AT&S Austria Technologie & Systemtechnik AG(a)	12,861	285,589
BAWAG Group AG(b)	28,877	1,724,269
CA Immobilien Anlagen AG	16,084	523,162
DO & CO AG	2,726	418,341
Erste Group Bank AG	143,205	6,678,376
Immofinanz AG(c)	17,457	433,150
Oesterreichische Post AG	20,515	653,552
OMVAG	56,827	2,696,521
Raiffeisen Bank International AG	51,292	947,305
Schoeller-Bleckmann Oilfield Equipment AG	7,765	377,694
UNIQA Insurance Group AG	79,566	697,924
Verbund AG	29,050	2,219,163
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,298	631,889
voestalpine AG	49,687	1,326,895
Wienerberger AG	47,567	1,699,821
		22,710,552
Belgium — 1.6%
Ackermans & van Haaren NV	8,990	1,545,266
Aedifica SA	21,952	1,402,680
Ageas SA/NV	59,949	2,751,752
Anheuser-Busch InBev SA/NV	333,792	19,952,009
Argenx SE(c)	23,018	8,598,692
Barco NV	31,809	441,286
Bekaert SA	23,133	1,157,477
bpost SA	41,509	163,683
Cofinimmo SA	18,940	1,254,616
Colruyt Group NV	20,141	933,291
D’ieteren Group	9,670	2,086,037
Elia Group SA/NV	12,085	1,163,563
Fagron	37,222	722,171
Galapagos NV(c)	28,196	797,514
Groupe Bruxelles Lambert NV(a)	34,945	2,593,967
KBC Ancora	22,910	1,103,979
KBC Group NV	95,930	7,126,079
Lotus Bakeries NV	160	1,610,192
Melexis NV	10,142	847,527
Montea NV	6,930	594,136
Proximus SADP	71,307	526,224
Sofina SA	5,765	1,349,478
Solvay SA	32,456	1,048,442
Syensqo SA(c)	28,655	2,656,079
UCB SA	49,521	6,566,986
Umicore SA	77,885	1,725,170
VGP NV	5,454	593,386
Warehouses De Pauw CVA	71,191	1,882,600
		73,194,282
Denmark — 5.5%
ALK-Abello A/S(c)	54,085	1,002,682
Alm Brand A/S	319,046	553,214
Ambu A/S, Class B(a)(c)	79,858	1,276,892
AP Moller - Maersk A/S, Class A	1,209	1,714,589
AP Moller - Maersk A/S, Class B, NVS	1,547	2,241,708
Bavarian Nordic A/S(a)(c)	30,409	663,606
Carlsberg A/S, Class B	36,507	4,910,661
Chemometec A/S	8,019	339,339
Coloplast A/S, Class B(a)	52,854	6,372,348
D/S Norden A/S	9,810	413,636
Danske Bank A/S	261,555	7,529,380
Security	Shares	Value

Denmark (continued)
Demant A/S(c)	39,349	$1,878,992
Dfds A/S	19,447	594,138
DSV A/S	69,579	9,885,046
FLSmidth & Co. A/S	19,742	985,190
Genmab A/S(c)	25,409	7,054,298
GN Store Nord A/S(c)	57,095	1,540,199
H Lundbeck A/S	136,321	662,878
ISS A/S	64,485	1,207,379
Jyske Bank A/S, Registered	22,436	1,815,292
Netcompany Group A/S(a)(b)(c)	18,136	657,941
NKT A/S(c)	20,742	1,720,639
Novo Nordisk A/S	1,271,651	163,079,314
Novonesis (Novozymes) B, Class B	142,968	7,917,097
Orsted A/S(b)(c)	74,948	4,119,016
Pandora A/S	33,213	5,055,015
Per Aarsleff Holding A/S	10,496	491,813
Ringkjoebing Landbobank A/S	10,982	1,845,594
Rockwool A/S, Class B	3,748	1,221,806
Royal Unibrew A/S	19,388	1,460,061
Scandinavian Tobacco Group A/S, Class A(b)	22,146	357,434
Schouw & Co. A/S	7,417	595,017
Spar Nord Bank A/S	36,861	652,168
Svitzer A/S, NVS	5,512	185,221
Sydbank A/S	23,780	1,209,200
Topdanmark A/S	17,800	742,675
TORM PLC, Class A	18,311	632,535
Tryg A/S	129,968	2,572,356
Vestas Wind Systems A/S(c)	392,787	10,526,154
Zealand Pharma A/S(c)	21,610	1,939,399
		259,621,922
Finland — 1.6%
Cargotec OYJ, Class B	16,952	1,337,005
Elisa OYJ	55,766	2,514,453
Finnair Oyj(c)	50,444	157,898
Fortum OYJ	172,727	2,276,092
Huhtamaki OYJ	41,154	1,579,348
Kemira OYJ	64,094	1,395,694
Kesko OYJ, Class B	103,179	1,761,511
Kojamo OYJ(c)	54,443	601,422
Kone OYJ, Class B	127,532	6,216,801
Konecranes OYJ	26,170	1,375,374
Mandatum OYJ(c)	176,901	819,810
Metsa Board OYJ, Class B	94,898	682,419
Metso OYJ	268,710	3,046,392
Neste OYJ	172,314	3,906,206
Nokia OYJ	2,113,016	7,681,556
Nokian Renkaat OYJ	51,676	450,562
Nordea Bank Abp, New	1,227,573	14,385,016
Orion OYJ, Class B	50,361	1,923,544
OutokumpuOYJ	147,805	597,695
QT Group OYJ(a)(c)	8,090	623,182
Revenio Group OYJ	9,466	263,846
Sampo OYJ, Class A	170,481	6,918,702
Stora Enso OYJ, Class R	222,352	2,961,868
TietoEVRY OYJ	48,921	923,192
Tokmanni Group Corp.	26,699	405,173
UPM-Kymmene OYJ	208,474	7,305,995
Valmet OYJ	65,615	1,637,162
Wartsila OYJ Abp	183,537	3,385,797
		77,133,715

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France — 17.1%
Accor SA	77,040	$3,376,331
Aeroports de Paris SA	12,887	1,636,839
Air France-KLM, NVS(a)(c)	49,503	504,769
Air Liquide SA	203,739	39,847,000
Airbus SE	230,258	37,890,734
Alstom SA	116,646	1,839,283
Alten SA	12,096	1,421,525
Amundi SA(b)	22,756	1,587,559
Aperam SA	19,957	580,282
ArcelorMittal SA	201,193	5,026,374
Arkema SA	30,436	3,140,591
Atos SE(a)(c)	50,806	108,691
AXA SA	704,089	24,327,385
BioMerieux	16,196	1,721,699
BNP Paribas SA	403,841	29,061,150
Bollore SE	275,849	1,790,465
Bouygues SA	73,989	2,726,886
Bureau Veritas SA	118,023	3,442,215
Capgemini SE	59,675	12,542,552
Carmila SA	31,467	528,661
CarrefourSA	231,866	3,900,734
Cie. de Saint-Gobain SA	176,941	13,992,962
Cie. Generale des Etablissements Michelin SCA	263,065	10,106,601
Cie. Plastic Omnium SA	36,565	445,360
Coface SA	60,604	932,611
Covivio SA/France	20,650	1,027,877
Credit Agricole SA	405,578	6,275,603
Danone SA	247,893	15,514,962
Dassault Aviation SA	8,535	1,826,905
Dassault Systemes SE	260,321	10,218,100
Edenred SE	97,933	4,647,103
Eiffage SA	28,460	3,036,637
Elis SA	72,451	1,626,624
Engie SA	695,559	12,075,328
Esker SA(a)	3,354	623,334
EssilorLuxottica SA	113,979	24,303,926
Eurazeo SE	17,793	1,602,751
Euroapi SA(c)	27,747	87,040
Eurofins Scientific SE	53,076	3,252,961
Euronext NV(b)	32,936	2,965,913
Eutelsat Communications SACA(a)(c)	70,914	284,866
Fnac Darty SA	9,284	326,620
Forvia SE(c)	68,280	1,086,652
Gaztransport Et Technigaz SA	13,620	1,898,359
Gecina SA	20,461	2,089,105
Getlink SE	144,881	2,466,410
Hermes International SCA	12,308	29,465,232
ICADE	15,977	424,787
Imerys SA	13,282	426,800
Interparfums SA	12,214	619,575
Ipsen SA	14,794	1,799,488
IPSOS SA	17,859	1,195,082
JCDecaux SE(c)	29,876	623,584
Kering SA	29,008	10,166,410
Klepierre SA	83,082	2,230,951
La Francaise des Jeux SAEM(b)	43,526	1,640,266
Legrand SA	101,913	10,473,253
L’Oreal SA	93,476	43,826,517
LVMH Moet Hennessy Louis Vuitton SE	107,566	88,358,586
Mercialys SA	35,511	384,377
Neoen SA(b)	32,003	979,456
Nexans SA	12,755	1,358,365
Security	Shares	Value

France (continued)
Nexity SA(a)	22,129	$248,201
Orange SA	712,120	7,926,097
Orpea SA, NVS(c)	33,023	451,100
Pernod Ricard SA	79,087	11,961,286
Pluxee NV, NVS(c)	34,223	1,055,144
Publicis Groupe SA	88,902	9,810,050
Quadient SA	19,093	365,355
Remy Cointreau SA	8,881	842,538
Renault SA	75,088	3,719,359
Rexel SA	87,318	2,263,269
Rubis SCA	41,852	1,448,341
Safran SA	134,425	29,147,653
Sanofi SA	442,357	43,701,799
Sartorius Stedim Biotech	11,209	2,414,049
Schneider Electric SE	211,907	48,317,631
SCOR SE	57,240	1,867,612
SEB SA	9,820	1,158,998
SES SA, Class A	159,092	771,832
Societe BIC SA	10,535	740,853
Societe Generale SA	277,251	7,470,543
Sodexo SA	34,223	2,979,914
SOITEC(c)	16,819	1,644,603
Sopra Steria Group SACA	8,914	1,951,794
SPIE SA	57,475	2,089,829
STMicroelectronics NV	268,226	10,617,693
Technip Energies NV	64,250	1,513,089
Teleperformance SE	22,509	2,038,972
Thales SA	37,107	6,236,477
TotalEnergies SE	843,850	61,262,462
Trigano SA	7,469	1,135,441
Ubisoft Entertainment SA(c)	40,414	951,726
Unibail-Rodamco-Westfield, New(c)	46,743	3,895,232
Valeo SE	86,653	1,098,197
Vallourec SACA(a)(c)	66,983	1,153,229
Valneva SE(c)	56,585	202,715
Veolia Environnement SA	265,025	8,239,015
Verallia SA(b)	32,135	1,237,686
Vicat SACA	12,915	476,799
Vinci SA	195,984	22,964,642
Virbac SACA	2,139	790,477
Vivendi SE	266,539	2,711,685
Voltalia SA(c)	21,468	178,371
VusionGroup(c)	3,070	500,993
Wendel SE	10,455	1,066,157
Worldline SA/France(b)(c)	94,646	981,715
		807,289,687
Germany — 12.0%
About You Holding SE(c)	37,918	181,950
Adesso SE	2,536	294,642
adidas AG	63,366	15,270,136
AIXTRON SE	48,087	1,117,346
Allianz SE, Registered	152,080	43,158,027
Amadeus Fire AG	4,193	503,067
Aroundtown SA(a)(c)	321,946	667,416
Aurubis AG	13,403	1,067,599
BASF SE	342,466	17,944,037
Bayer AG, Registered	383,454	11,185,616
Bayerische Motoren Werke AG	124,191	13,530,521
Bechtle AG	33,528	1,618,049
Befesa SA(b)	17,404	497,582
Beiersdorf AG	40,455	6,080,531
Bilfinger SE	13,158	612,446

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Brenntag SE	56,238	$4,487,983
CANCOM SE	17,432	544,333
Carl Zeiss Meditec AG, Bearer	15,795	1,666,575
Commerzbank AG	430,559	6,399,028
CompuGroup Medical SE & Co. KgaA	22,217	665,530
Continental AG	44,758	2,900,824
Covestro AG(b)(c)	75,240	3,768,346
CTS Eventim AG & Co. KGaA	26,953	2,383,420
Daimler Truck Holding AG	207,588	9,361,435
Delivery Hero SE, Class A(b)(c)	67,876	1,899,004
Dermapharm Holding SE	10,234	343,475
Deutsche Bank AG, Registered	749,448	11,970,569
Deutsche Boerse AG	73,023	14,078,245
Deutsche Lufthansa AG, Registered(c)	235,524	1,685,558
Deutsche Pfandbriefbank AG(a)(b)	64,880	307,734
Deutsche Post AG, Registered	391,447	16,389,858
Deutsche Telekom AG, Registered	1,261,223	28,889,023
Duerr AG	24,050	615,237
E.ON SE	863,416	11,433,327
Eckert & Ziegler SE	8,220	324,962
Encavis AG(c)	63,918	1,150,711
Evonik Industries AG	96,753	2,016,397
Evotec SE(c)	61,605	634,852
Fielmann Group AG	12,363	576,465
flatexDEGIRO AG(c)	37,540	490,473
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	16,857	843,998
Freenet AG	71,688	1,992,810
Fresenius Medical Care AG & Co. KGaA	80,930	3,407,372
Fresenius SE & Co. KGaA	168,297	5,022,046
GEA Group AG	62,622	2,527,423
GerresheimerAG	13,948	1,502,157
Grand City Properties SA(c)	28,710	320,624
GRENKE AG	11,893	276,872
Hannover Rueck SE	22,603	5,606,537
Heidelberg Materials AG	57,487	5,785,242
HelloFresh SE(c)	77,228	517,811
Henkel AG & Co. KGaA	40,198	2,890,579
Hensoldt AG(a)	23,982	944,818
Hornbach Holding AG & Co. KGaA	5,383	422,404
HugoBossAG	23,461	1,264,190
Hypoport SE(a)(c)	1,679	443,147
Infineon Technologies AG	509,231	17,671,863
Jenoptik AG	26,607	713,339
K+S AG, Registered	73,913	1,105,734
KION Group AG	27,078	1,247,968
Knorr-Bremse AG	27,976	2,075,974
Kontron AG	17,400	350,271
Krones AG	6,884	907,531
LANXESS AG	33,664	951,447
LEG Immobilien SE(c)	28,775	2,442,662
Mercedes-Benz Group AG	311,643	23,572,953
Merck KGaA	50,261	7,986,556
METRO AG(a)	80,717	431,813
MorphoSys AG(a)(c)	15,278	1,078,828
MTU Aero Engines AG	21,175	5,101,416
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	52,884	23,258,836
Nagarro SE(a)(c)	4,640	352,585
Nemetschek SE	24,181	2,136,857
Nordex SE(a)(c)	46,267	651,260
Pfeiffer Vacuum Technology AG	2,986	492,761
ProSiebenSat.1 Media SE(a)	65,768	510,811
Security	Shares	Value

Germany (continued)
PumaSE	42,359	$1,955,757
QIAGEN NV, NVS	85,427	3,566,719
Rational AG	2,083	1,776,794
Redcare Pharmacy NV(b)(c)	6,944	939,238
Rheinmetall AG	17,081	9,412,397
RWE AG	244,689	8,523,872
SAF-Holland SE	19,129	368,510
SAP SE	406,245	73,354,498
Schott Pharma AG & Co. KGaA	15,383	647,379
Scout24 SE(b)	28,994	2,129,831
Siemens AG, Registered	296,114	55,472,071
Siemens Energy AG(c)	206,506	4,240,280
Siemens Healthineers AG(b)	107,373	5,954,635
Siltronic AG	8,901	693,694
Sixt SE	6,300	603,197
SMA Solar Technology AG(c)	7,107	372,762
Stabilus SE	12,440	771,876
Stroeer SE & Co. KGaA	13,420	860,569
Suedzucker AG	30,144	430,233
SUESS MicroTec SE	8,116	401,696
Symrise AG, Class A	50,516	5,414,894
TAG Immobilien AG(c)	71,332	1,014,175
Talanx AG(c)	34,375	2,585,500
TeamViewer SE(b)(c)	59,189	780,865
thyssenkrupp AG	203,404	1,020,820
United Internet AG, Registered(d)	38,053	920,458
Varta AG(a)(c)	8,779	87,226
Vitesco Technologies Group AG	4,326	294,638
Volkswagen AG	11,274	1,591,585
Vonovia SE	292,876	8,462,952
Vossloh AG	8,077	390,860
Wacker Chemie AG(a)	7,060	755,759
Zalando SE(b)(c)	86,593	2,265,729
		563,583,293
Ireland — 0.6%
AIB Group PLC	635,712	3,290,555
Bank of Ireland Group PLC	408,465	4,358,089
Cairn Homes PLC	476,355	802,383
Dalata Hotel Group PLC	119,378	536,862
Glanbia PLC	90,771	1,728,176
Kerry Group PLC, Class A	64,119	5,517,977
Kingspan Group PLC	61,748	5,492,336
Smurfit Kappa Group PLC	104,475	4,526,856
		26,253,234
Italy — 4.5%
A2A SpA	738,716	1,456,861
ACEA SpA	23,755	412,064
Amplifon SpA	49,388	1,648,883
Anima Holding SpA(b)	141,987	665,259
Ascopiave SpA	87,054	227,776
Assicurazioni Generali SpA	385,075	9,389,068
Azimut Holding SpA	57,833	1,524,041
Banca Generali SpA	30,365	1,189,274
Banca Mediolanum SpA	114,703	1,241,268
Banca Monte dei Paschi di Siena SpA(c)	367,791	1,773,958
Banca Popolare di Sondrio SpA	141,238	1,180,010
Banco BPM SpA	474,264	3,113,847
BFF Bank SpA(b)	89,808	1,152,472
BPER Banca SpA	394,005	2,046,146
Brembo NV	66,782	849,593
Brunello Cucinelli SpA	13,736	1,401,929

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Buzzi SpA	38,930	$1,402,661
Carel Industries SpA(b)	22,501	456,729
Credito Emiliano SpA	58,682	619,886
Davide Campari-Milano NV	247,466	2,481,787
De’ Longhi SpA	33,752	1,106,812
DiaSorin SpA	9,514	960,888
Enav SpA(b)	104,653	430,394
Enel SpA	3,148,510	20,693,396
Eni SpA	870,300	13,978,487
ERG SpA	27,397	737,789
Ferrari NV	49,176	20,224,840
FinecoBank Banca Fineco SpA	237,441	3,637,540
GVS SpA(b)(c)	31,547	183,663
Hera SpA	385,957	1,393,490
Infrastrutture Wireless Italiane SpA(b)	148,998	1,596,802
Interpump Group SpA	34,567	1,505,730
Intesa Sanpaolo SpA	5,687,463	21,288,204
Iren SpA	411,009	826,219
Italgas SpA	202,323	1,121,507
Iveco Group NV	71,473	896,180
Juventus Football Club SpA, NVS(a)(c)	96,794	182,529
Leonardo SpA	145,552	3,345,083
Maire Tecnimont SpA	60,436	500,511
Mediobanca Banca di Credito Finanziario SpA	205,192	2,915,389
Moncler SpA	81,382	5,540,663
Nexi SpA(a)(b)(c)	245,314	1,427,275
Pirelli & C SpA(b)	169,147	1,069,509
Poste Italiane SpA(b)	176,996	2,248,401
Prysmian SpA	106,023	5,752,632
Recordati Industria Chimica e Farmaceutica SpA	41,234	2,194,199
Reply SpA	10,226	1,335,100
Saipem SpA(c)	466,374	1,070,202
Salvatore Ferragamo SpA(a)	36,622	363,396
Saras SpA	154,879	290,836
Snam SpA	802,106	3,669,852
Stellantis NV	860,074	19,030,424
Tamburi Investment Partners SpA	64,195	623,086
Technogym SpA(b)	80,371	757,939
Technoprobe SpA(c)	64,069	510,496
Telecom Italia SpA/Milano(a)(c)	4,424,905	1,049,036
Tenaris SA, NVS	192,848	3,202,666
Terna - Rete Elettrica Nazionale	528,612	4,235,192
Tod’s SpA(c)	5,692	260,877
UniCredit SpA	601,103	22,063,105
Unipol Gruppo SpA	151,289	1,356,261
		209,810,112
Netherlands — 7.1%
Aalberts NV	41,020	1,950,328
ABN AMRO Bank NV, CVA(b)	176,487	2,827,068
Adyen NV(b)(c)	8,445	10,117,111
Aegon Ltd.	678,260	4,224,099
AerCap Holdings NV(c)	82,877	7,002,278
Akzo Nobel NV	66,962	4,418,283
Alfen NV(a)(b)(c)	9,649	415,852
Allfunds Group PLC	141,330	888,183
Arcadis NV	27,986	1,728,386
ASM International NV	16,386	10,307,431
ASML Holding NV	157,323	137,030,332
ASR Nederland NV	69,713	3,488,403
Basic-Fit NV(a)(b)(c)	24,956	546,289
BE Semiconductor Industries NV	30,544	4,052,395
Coca-Cola Europacific Partners PLC	82,445	5,937,689
Security	Shares	Value

Netherlands (continued)
Corbion NV	33,721	$732,364
DSM-Firmenich AG	71,612	8,031,607
EXOR NV, NVS	37,778	4,124,431
Flow Traders Ltd., NVS(a)	15,440	317,852
Fugro NV	51,698	1,253,948
Heineken Holding NV	59,353	4,774,591
Heineken NV	111,075	10,809,781
IMCD NV	22,649	3,417,159
ING Groep NV	1,328,530	21,004,412
InPost SA(c)	77,506	1,244,340
JDE Peet’s NV	43,616	969,129
Just Eat Takeaway.com NV(b)(c)	73,878	1,079,173
Koninklijke Ahold Delhaize NV	369,299	11,209,771
Koninklijke BAM Groep NV	125,067	509,823
Koninklijke KPN NV	1,306,930	4,749,556
Koninklijke Philips NV(c)	306,405	8,136,950
Koninklijke Vopak NV	28,930	1,148,855
NN Group NV	102,525	4,729,568
NSI NV	14,511	275,344
OCI NV	44,800	1,204,967
Pharming Group NV(a)(c)	387,163	360,581
Prosus NV	571,740	19,130,396
Randstad NV	42,034	2,108,044
SBM Offshore NV	66,127	976,934
Signify NV(b)	55,261	1,507,048
TKH Group NV	20,517	883,749
TomTom NV(a)(c)	37,825	225,468
Universal Music Group NV	317,088	9,327,202
Wolters Kluwer NV	95,233	14,256,997
		333,434,167
Norway — 1.4%
Adevinta ASA(c)	123,867	1,264,484
Aker ASA, Class A	13,902	771,782
Aker BP ASA	153,693	3,727,538
Aker Carbon Capture ASA(c)	187,494	117,420
Atea ASA	53,887	690,778
Austevoll Seafood ASA	53,967	430,925
Bakkafrost P/F	21,356	1,297,037
Borr Drilling Ltd.(a)	91,092	481,651
Borregaard ASA	43,609	747,459
BW LPG Ltd.(b)	35,587	516,097
BW Offshore Ltd.	79,654	200,417
Cadeler AS(c)	86,653	411,872
Crayon Group Holding ASA(a)(b)(c)	29,082	214,004
DNB Bank ASA	360,299	6,279,703
DOF Group ASA(c)	65,113	478,731
Elkem ASA(b)	190,737	333,278
Entra ASA(b)(c)	45,443	419,719
Equinor ASA	351,675	9,357,497
Europris ASA(b)	79,060	497,581
Frontline PLC, NVS	53,805	1,274,919
Gjensidige Forsikring ASA	80,559	1,291,626
Golden Ocean Group Ltd.	57,405	810,548
Hafnia Ltd.	118,490	893,384
Hoegh Autoliners ASA	55,847	586,179
Kongsberg Gruppen ASA	34,360	2,425,579
Leroy Seafood Group ASA	114,222	503,490
Mowi ASA	178,575	3,135,223
MPC Container Ships ASA	216,361	347,777
NEL ASA(a)(c)	679,486	313,960
Nordic Semiconductor ASA(c)	77,442	846,644
Norsk Hydro ASA	536,077	3,294,398

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norwegian Air Shuttle ASA(a)(c)	272,559	$353,999
Nykode Therapeutics ASA(a)(c)	151,937	182,869
Orkla ASA	313,692	2,133,861
Salmar ASA	27,847	1,751,885
Scatec ASA(b)(c)	51,458	375,547
Schibsted ASA, Class A	33,766	966,002
Schibsted ASA, Class B	37,289	1,044,636
Seadrill Ltd.(a)(c)	16,533	801,873
SpareBank 1 SMN	71,815	943,828
SpareBank 1 SR-Bank ASA	69,381	840,102
Storebrand ASA	179,615	1,724,232
Subsea 7 SA	97,252	1,564,566
TelenorASA	247,034	2,844,277
TGS ASA(a)	55,619	627,399
TOMRA Systems ASA	92,188	1,129,360
Wallenius Wilhelmsen ASA	41,868	421,717
Yara International ASA	72,459	2,065,454
		63,733,307
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(c)	3,819,554	1,333,596
EDP - Energias de Portugal SA	1,240,307	4,657,560
EDP Renovaveis SA	126,226	1,728,056
Galp Energia SGPS SA	190,509	4,092,354
Jeronimo Martins SGPS SA	110,056	2,264,043
Navigator Co.SA (The)	130,190	575,023
REN - Redes Energeticas Nacionais SGPS SA	454,874	1,098,299
Sonae SGPS SA	526,085	526,751
		16,275,682
Spain — 4.0%
Acciona SA	9,664	1,117,217
Acerinox SA	73,537	792,260
ACS Actividades de Construccion y Servicios SA	83,976	3,363,277
Aena SME SA(b)	27,943	5,092,320
Amadeus IT Group SA	177,874	11,290,361
Applus Services SA	63,929	865,094
Banco Bilbao Vizcaya Argentaria SA	2,264,687	24,490,264
Banco de Sabadell SA	2,142,025	4,091,704
Banco Santander SA	6,315,505	30,728,923
Bankinter SA	264,368	2,089,607
CaixaBank SA	1,477,774	7,793,125
Cellnex Telecom SA(b)	178,425	5,897,784
Cia. de Distribucion Integral Logista Holdings SA	32,770	891,325
Cie. Automotive SA	27,469	726,085
Enagas SA	76,645	1,124,077
Endesa SA	117,239	2,137,928
Faes Farma SA	186,974	678,439
Ferrovial SE	202,700	7,290,179
Fluidra SA	38,728	819,801
Grifols SA(a)(c)	130,628	1,195,566
Iberdrola SA	2,402,894	29,463,268
Indra Sistemas SA	75,404	1,441,485
Industria de Diseno Textil SA	423,737	19,293,144
Inmobiliaria Colonial SOCIMI SA	121,365	709,827
Laboratorios Farmaceuticos Rovi SA	9,952	893,131
Lar Espana Real Estate SOCIMI SA	70,180	511,541
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	262,647	283,661
Mapfre SA	400,566	966,392
Merlin Properties SOCIMI SA	140,499	1,580,494
Prosegur Cia. de Seguridad SA	120,330	213,347
Redeia Corp. SA	130,938	2,185,827
Security	Shares	Value

Spain (continued)
Repsol SA	483,013	$7,581,410
Sacyr SA	245,107	852,195
Solaria Energia y Medio Ambiente SA(c)	40,200	409,039
Telefonica SA	1,702,881	7,628,218
Unicaja Banco SA(b)	566,658	740,200
Vidrala SA	9,945	1,045,759
Viscofan SA	15,210	967,041
		189,241,315
Sweden — 5.3%
AAK AB	74,742	1,922,479
AddLife AB, Class B	55,921	514,453
Addnode Group AB, Class B	48,264	497,029
AddTech AB, Class B	104,653	2,175,705
AFRY AB	42,921	674,234
Alfa Laval AB	114,859	4,890,093
Alleima AB, NVS	78,429	487,464
Arjo AB, Class B	98,254	412,372
Assa Abloy AB, Class B	390,358	10,313,806
Atlas Copco AB, Class A	1,054,646	18,473,267
Atlas Copco AB, Class B	596,032	8,937,033
AtriumLjungbergAB,ClassB	25,702	455,716
Avanza Bank Holding AB	50,644	1,085,302
Axfood AB	46,415	1,200,731
Beijer Ref AB, Class B	154,754	2,181,003
Betsson AB	53,423	590,505
Better Collective A/S(a)(c)	18,597	498,658
Bilia AB, Class A	46,453	583,448
Billerud Aktiebolag	89,622	743,292
BioArctic AB, Class B(a)(b)(c)	14,247	250,702
Biotage AB	24,786	373,989
Boliden AB	110,424	3,629,051
BoneSupport Holding AB(b)(c)	25,298	514,084
Boozt AB(b)(c)	26,334	302,280
Bravida Holding AB(b)	83,337	563,516
Bufab AB	11,221	341,330
Bure Equity AB	23,487	735,345
Camurus AB(c)	13,981	626,959
Castellum AB(c)	165,789	1,969,898
Catena AB	14,092	616,733
Corem Property Group AB, Class B	297,542	221,055
Dometic Group AB(b)	134,124	958,466
Electrolux AB, Class B(c)	89,178	775,424
Electrolux Professional AB, Class B	106,697	688,933
Elekta AB, Class B	153,750	1,094,827
Embracer Group AB, Class B(a)(c)	310,527	775,391
Epiroc AB	263,495	4,871,327
Epiroc AB, Class B	142,296	2,358,695
EQT AB	147,880	3,989,706
Essity AB, Class B	234,742	5,856,753
Evolution AB(b)	70,581	7,798,152
Fabege AB	103,099	788,533
Fastighets AB Balder, Class B(c)	260,860	1,644,280
Fortnox AB	187,107	1,090,261
Getinge AB, Class B	88,400	1,861,034
Granges AB	54,208	640,109
H & M Hennes & Mauritz AB, Class B	254,451	4,044,447
Hemnet Group AB	38,232	993,599
Hexagon AB, Class B	802,099	8,390,735
Hexatronic Group AB(a)	71,412	217,708
Hexpol AB	116,067	1,313,314
HMS Networks AB	13,111	485,900
Holmen AB, Class B	30,390	1,183,608

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hufvudstaden AB, Class A	49,632	$576,501
Husqvarna AB, Class B	146,359	1,187,148
Industrivarden AB, Class A	50,619	1,630,110
Industrivarden AB, Class C	60,867	1,956,863
Indutrade AB	108,006	2,484,743
Instalco AB	106,986	376,698
Intrum AB(a)	60,068	140,507
Investment AB Latour, Class B	56,923	1,371,594
Investor AB, Class B	667,996	16,361,054
JM AB	27,986	473,937
Kindred Group PLC	86,390	970,480
Kinnevik AB, Class B(c)	107,227	1,116,020
L E Lundbergforetagen AB, Class B	28,303	1,394,993
Lifco AB, Class B	95,034	2,302,539
Lindab International AB	33,251	667,956
Loomis AB, Class B	30,726	785,257
Medicover AB, Class B	32,042	501,974
Millicom International Cellular SA, SDR(c)	59,207	1,214,842
MIPS AB	13,852	465,162
Modern Times Group MTG AB, Class B(c)	47,789	409,384
Munters Group AB(b)	60,671	1,209,619
Mycronic AB	35,290	1,228,233
NCAB Group AB	69,152	449,567
NCC AB, Class B	39,831	484,439
New Wave Group AB, Class B	33,902	308,722
Nibe Industrier AB, Class B	586,743	2,707,362
Nolato AB, Class B	98,910	485,350
Nordnet AB publ	58,784	1,045,114
NP3 Fastigheter AB	16,797	353,608
Nyfosa AB	70,796	612,442
OX2 AB, Class B(c)	74,683	269,417
Pandox AB, Class B	47,313	731,668
Paradox Interactive AB	18,148	274,381
Peab AB, Class B	82,531	503,137
Ratos AB, Class B	76,869	266,798
Saab AB, Class B	31,070	2,459,772
Sagax AB, Class B	80,243	2,009,450
Sandvik AB	403,513	8,043,440
Scandic Hotels Group AB(a)(b)(c)	98,835	518,181
Sdiptech AB, Class B(c)	15,232	388,117
Sectra AB, Class B	58,938	1,159,687
Securitas AB, Class B	185,110	1,855,098
Sinch AB(b)(c)	263,804	596,456
Skandinaviska Enskilda Banken AB, Class A	608,499	7,969,159
Skanska AB, Class B	132,341	2,273,394
SKF AB, Class B	131,618	2,705,811
SSAB AB, Class A	101,284	568,722
SSAB AB, Class B	242,945	1,359,413
Storskogen Group AB	630,686	337,894
Surgical Science Sweden AB(a)(c)	19,832	280,922
Svenska Cellulosa AB SCA, Class B	234,628	3,438,534
Svenska Handelsbanken AB, Class A	546,569	4,687,006
Sweco AB, Class B	94,920	1,016,755
Swedbank AB, Class A	325,244	6,219,402
Swedish Orphan Biovitrum AB(a)(c)	78,342	2,028,856
Tele2 AB, Class B	223,059	2,080,484
Telefonaktiebolaget LM Ericsson, Class B	1,133,399	5,751,870
Telia Co. AB	906,643	2,073,924
Thule Group AB(b)	41,961	1,184,549
Trelleborg AB, Class B	90,025	3,172,700
Troax Group AB	21,767	437,933
Vitec Software Group AB, Class B	15,134	723,930
Security	Shares	Value

Sweden (continued)
Vitrolife AB	30,711	$458,696
Volvo AB, Class A	76,763	2,021,649
Volvo AB, Class B	581,734	14,806,980
Volvo Car AB(a)(c)	285,857	887,367
Wallenstam AB, Class B	147,512	652,067
Wihlborgs Fastigheter AB	122,928	1,029,600
Yubico AB(c)	19,525	343,027
		251,461,198
Switzerland — 13.3%
ABB Ltd., Registered	630,897	30,654,299
Accelleron Industries AG, NVS	55,846	2,171,223
Adecco Group AG, Registered	62,328	2,180,387
Alcon Inc.	192,284	14,743,717
Allreal Holding AG, Registered	6,823	1,101,930
ALSO Holding AG, Registered	3,614	890,190
ams-OSRAM AG(c)	432,743	519,749
Arbonia AG	30,708	405,543
Aryzta AG(c)	470,155	890,114
Avolta AG, Registered(c)	42,688	1,614,325
Bachem Holding AG	14,576	1,264,639
Baloise Holding AG, Registered	18,568	2,805,863
Banque Cantonale Vaudoise, Registered	12,830	1,341,691
Barry Callebaut AG, Registered	1,455	2,351,240
Belimo Holding AG, Registered	3,821	1,767,928
BKW AG	8,825	1,309,965
Bossard Holding AG, Class A, Registered	2,899	659,180
Bucher Industries AG, Registered	3,237	1,243,830
Burckhardt Compression Holding AG	2,061	1,312,701
Bystronic AG, Registered	634	281,973
Cembra Money Bank AG	13,249	1,012,889
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	354	4,077,711
Chocoladefabriken Lindt & Spruengli AG, Registered	42	4,846,911
Cie. Financiere Richemont SA, Class A, Registered	207,913	28,739,196
Clariant AG, Registered	82,117	1,228,537
Comet Holding AG, Registered	3,213	1,013,865
Daetwyler Holding AG, Bearer	3,354	696,888
DKSH Holding AG	15,465	1,007,843
DocMorris AG(a)(c)	5,105	450,267
dormakaba Holding AG	1,390	739,796
Emmi AG, Registered	963	936,865
EMS-Chemie Holding AG, Registered	2,815	2,245,906
Flughafen Zurich AG, Registered	10,646	2,131,338
Forbo Holding AG, Registered	460	531,296
Galenica AG(b)	28,250	2,161,641
Geberit AG, Registered	12,584	6,717,103
Georg Fischer AG	33,208	2,317,769
Givaudan SA, Registered	3,562	15,233,850
Helvetia Holding AG, Registered	14,362	1,878,629
Holcim AG	201,504	16,867,437
Huber + Suhner AG, Registered	8,761	696,935
Implenia AG, Registered	8,459	309,316
Inficon Holding AG, Registered	864	1,201,305
Interroll Holding AG, Registered	281	904,337
Julius Baer Group Ltd.	79,382	4,259,507
Kardex Holding AG, Registered	3,389	896,669
Kuehne + Nagel International AG, Registered	22,243	5,878,746
Landis+Gyr Group AG	13,595	1,005,812
Logitech International SA, Registered	64,457	5,018,440
Lonza Group AG, Registered	28,997	16,006,148
Medmix AG(b)	14,517	238,463
Mobimo Holding AG, Registered	3,577	1,001,357

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Montana Aerospace AG(b)(c)	13,909	$268,806
Nestle SA, Registered	1,041,207	104,537,347
Novartis AG, Registered	797,963	77,448,275
OC Oerlikon Corp. AG, Registered	71,394	308,887
Partners Group Holding AG	8,662	11,144,235
PolyPeptide Group AG(a)(b)(c)	6,797	224,264
PSP Swiss Property AG, Registered	18,687	2,310,112
Roche Holding AG, Bearer	12,805	3,368,463
Roche Holding AG, NVS	273,267	65,478,652
Sandoz Group AG(c)	161,338	5,483,378
Schindler Holding AG, Participation Certificates, NVS	15,953	3,976,384
Schindler Holding AG, Registered	8,836	2,152,925
Schweiter Technologies AG, NVS	920	413,337
Sensirion Holding AG(a)(b)(c)	4,280	280,984
SFS Group AG	9,309	1,104,112
SGS SA	57,171	5,034,228
Siegfried Holding AG, Registered	2,052	1,960,855
SIG Group AG	117,480	2,347,644
SikaAG,Registered	58,926	16,762,172
Softwareone Holding AG	43,642	742,121
Sonova Holding AG, Registered	19,828	5,481,096
St. Galler Kantonalbank AG, Class A, Registered	1,756	903,502
Stadler Rail AG	22,228	659,441
Straumann Holding AG	43,528	5,786,505
Sulzer AG, Registered	11,349	1,374,592
Swatch Group AG (The), Bearer	11,486	2,413,338
Swatch Group AG (The), Registered	19,904	825,209
Swiss Life Holding AG, Registered	11,206	7,561,311
Swiss Prime Site AG, Registered	28,486	2,630,193
Swiss Re AG	114,768	12,475,897
Swisscom AG, Registered	10,071	5,525,017
Swissquote Group Holding SA, Registered	5,264	1,423,777
Tecan Group AG, Registered	5,723	2,018,995
Temenos AG, Registered	25,112	1,562,152
UBS Group AG, Registered	1,274,793	33,480,230
Valiant Holding AG, Registered	9,853	1,151,169
VAT Group AG(b)	10,533	5,243,966
Vontobel Holding AG, Registered	13,050	732,525
Ypsomed Holding AG, Registered	1,907	679,732
Zurich Insurance Group AG	56,393	27,296,824
		626,335,911
United Kingdom — 23.7%
3i Group PLC	380,232	13,584,716
4imprint Group PLC	12,453	962,469
abrdn PLC	721,568	1,315,838
Admiral Group PLC	101,406	3,451,570
Advanced Medical Solutions Group PLC	105,601	249,920
Airtel Africa PLC(b)	467,049	644,973
AJ Bell PLC	116,591	471,295
Alphawave IP Group PLC(c)	134,250	214,052
Anglo American PLC	498,702	16,296,315
Antofagasta PLC	157,398	4,317,707
Ascential PLC(c)	190,841	742,018
Ashmore Group PLC	175,230	423,466
Ashtead Group PLC	171,017	12,417,869
ASOS PLC(a)(c)	26,309	109,932
Associated British Foods PLC	135,628	4,488,972
Assura PLC	1,425,434	729,779
Aston Martin Lagonda Global Holdings PLC(b)(c)	118,740	219,201
AstraZeneca PLC	605,472	91,576,953
Auction Technology Group PLC(a)(c)	64,837	401,182
Auto Trader Group PLC(b)	369,956	3,207,326
Security	Shares	Value

United Kingdom (continued)
Aviva PLC	1,019,910	$5,921,749
B&M European Value Retail SA	392,893	2,535,562
Babcock International Group PLC	103,956	657,837
BAE Systems PLC	1,198,663	19,936,424
Balfour Beatty PLC	272,519	1,235,868
Bank of Georgia Group PLC	13,783	922,896
Barclays PLC	5,886,841	14,842,447
Barratt Developments PLC	396,419	2,239,815
Beazley PLC	267,037	2,209,401
Bellway PLC	47,199	1,483,265
Berkeley Group Holdings PLC	41,856	2,458,019
Big Yellow Group PLC	84,650	1,138,739
Bodycote PLC	76,427	657,402
BP PLC	6,668,390	42,982,022
Breedon Group PLC	135,059	606,863
Bridgepoint Group PLC(b)	95,714	270,886
British American Tobacco PLC	780,336	22,907,756
British Land Co. PLC (The)	362,428	1,747,681
Britvic PLC	109,649	1,209,180
BT Group PLC	2,484,764	3,177,525
Bunzl PLC	132,782	5,091,897
Burberry Group PLC	146,961	2,102,811
Burford Capital Ltd.	74,859	1,159,897
Bytes Technology Group PLC	93,585	569,217
C&C Group PLC	203,395	416,915
Capital & Counties Properties PLC	683,006	1,143,284
Carnival PLC(c)	60,061	805,328
Centamin PLC	552,825	834,806
Centrica PLC	2,193,602	3,501,585
Coats Group PLC	704,759	717,715
Coca-Cola HBC AG, Class DI	85,727	2,767,158
Compass Group PLC	656,683	18,264,789
Computacenter PLC	37,876	1,214,323
ConvaTec Group PLC(b)	658,322	2,048,245
Cranswick PLC	24,757	1,329,582
Crest Nicholson Holdings PLC	124,998	288,541
CRH PLC	271,366	21,014,795
Croda International PLC	52,825	3,025,634
Currys PLC(c)	505,015	389,648
CVS Group PLC	27,468	336,019
Darktrace PLC(c)	138,235	1,031,904
DCC PLC	39,559	2,701,511
Deliveroo PLC, Class A(b)(c)	435,637	728,341
Derwent London PLC	41,017	1,053,758
Diageo PLC	865,157	29,899,541
Diploma PLC	53,166	2,403,134
Direct Line Insurance Group PLC	519,189	1,205,403
Domino’s Pizza Group PLC	153,476	622,173
Dowlais Group PLC	649,758	660,398
Dr. Martens PLC	245,903	233,342
Drax Group PLC	156,170	1,010,837
DS Smith PLC	542,669	2,364,155
Dunelm Group PLC	59,144	745,082
easyJet PLC	121,760	815,554
Elementis PLC(c)	265,406	466,671
Endeavour Mining PLC	73,962	1,566,006
Energean PLC	64,857	894,704
Entain PLC	250,263	2,441,617
Essentra PLC	161,154	355,619
Experian PLC	351,724	14,186,417
Fevertree Drinks PLC	42,463	601,166
Firstgroup PLC	323,503	655,354

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Flutter Entertainment PLC(c)	68,274	$12,648,366
Frasers Group PLC(c)	58,888	599,278
Future PLC	46,913	387,287
Games Workshop Group PLC	14,536	1,796,565
Gamma Communications PLC	35,717	583,763
GB Group PLC	117,568	422,799
Genuit Group PLC	128,187	692,817
Genus PLC	26,787	602,413
Glencore PLC	4,026,534	23,428,631
Grafton Group PLC	96,907	1,139,842
Grainger PLC	322,119	1,032,422
Great Portland Estates PLC	105,645	517,474
Greencore Group PLC(c)	177,588	290,504
Greggs PLC	45,757	1,548,507
GSK PLC	1,592,028	33,029,663
Haleon PLC	2,684,548	11,337,758
Halma PLC	148,401	4,067,202
Hammerson PLC	2,002,947	681,758
Harbour Energy PLC	249,031	889,907
Hargreaves Lansdown PLC	147,849	1,494,064
Hays PLC	656,375	753,746
Helios Towers PLC(c)	307,357	375,285
Hikma Pharmaceuticals PLC	65,802	1,579,944
Hill & Smith PLC	41,343	970,412
Hiscox Ltd.	136,319	2,090,570
Hochschild Mining PLC(c)	158,794	306,530
Howden Joinery Group PLC	211,791	2,305,285
HSBC Holdings PLC	7,458,055	64,646,054
IG Group Holdings PLC	166,988	1,558,207
IMI PLC	101,339	2,207,437
ImperialBrandsPLC	330,215	7,545,462
Inchcape PLC	154,483	1,539,720
Indivior PLC, NVS(c)	47,314	849,350
Informa PLC	560,848	5,552,332
IntegraFin Holdings PLC	135,907	506,147
InterContinental Hotels Group PLC	64,254	6,266,946
Intermediate Capital Group PLC	112,237	2,925,334
International Distributions Services PLC(c)	315,074	1,061,671
Intertek Group PLC	61,398	3,778,834
Investec PLC	279,399	1,769,792
IP Group PLC	649,654	389,246
ITV PLC	1,415,473	1,241,905
IWG PLC(c)	316,644	731,059
J D Wetherspoon PLC(c)	46,883	424,431
J Sainsbury PLC	641,149	2,103,082
JD Sports Fashion PLC	1,043,335	1,493,716
JET2 PLC	95,744	1,712,155
John Wood Group PLC(c)	257,244	477,016
Johnson Matthey PLC	69,674	1,528,794
JTC PLC(b)	75,658	808,588
Jupiter Fund Management PLC	177,721	171,312
Just Group PLC	480,120	617,418
Kainos Group PLC	38,753	475,038
Keywords Studios PLC	34,593	493,960
Kingfisher PLC	735,729	2,266,283
Lancashire Holdings Ltd.	105,468	803,904
Land Securities Group PLC	273,106	2,207,258
Learning Technologies Group PLC	309,797	283,507
Legal & General Group PLC	2,300,765	6,753,894
Liontrust Asset Management PLC	35,701	301,119
Lloyds Banking Group PLC	24,555,727	15,847,840
London Stock Exchange Group PLC	160,740	17,719,990
Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	788,650	$1,925,026
M&G PLC	882,470	2,209,288
Man Group PLC/Jersey	499,704	1,602,502
Marks & Spencer Group PLC	814,016	2,593,408
Marlowe PLC(a)(c)	35,541	217,610
Marshalls PLC	85,793	286,799
Melrose Industries PLC	526,655	4,137,575
Mitchells & Butlers PLC(c)	155,916	469,446
Mitie Group PLC	612,966	896,140
Mobico Group PLC	241,325	167,057
Mondi PLC, NVS	175,001	3,321,636
Moneysupermarket.com Group PLC	282,069	755,716
Morgan Sindall Group PLC	21,314	600,962
National Grid PLC	1,439,082	18,876,660
NatWest Group PLC, NVS	2,204,490	8,320,586
NCC Group PLC	140,182	237,523
Network International Holdings PLC(b)(c)	189,266	929,908
Next 15 Group PLC	52,936	593,331
Next PLC	46,508	5,216,243
Ninety One PLC	213,795	444,656
NMC Health PLC, NVS(e)	42,009	—
Ocado Group PLC(c)	224,943	984,850
OSB Group PLC	163,226	835,832
Oxford Instruments PLC	29,501	828,016
Oxford Nanopore Technologies PLC(c)	311,370	382,653
Pagegroup PLC	142,049	789,371
Paragon Banking Group PLC	96,532	860,883
Pearson PLC	255,744	3,103,154
Penno Group PLC	103,788	863,076
PersimmonPLC	126,563	2,049,438
Pets at Home Group PLC	214,454	783,011
Phoenix Group Holdings PLC	291,806	1,777,304
Playtech PLC(c)	100,226	663,758
Plus500 Ltd.	37,900	1,025,184
Primary Health Properties PLC	719,820	823,901
Prudential PLC	1,072,863	9,331,063
QinetiQ Group PLC	200,538	855,834
Quilter PLC(b)	554,940	761,381
Rathbones Group PLC	26,627	542,141
Reckitt Benckiser Group PLC	290,961	16,266,757
Redde Northgate PLC	127,597	610,168
Redrow PLC	110,640	889,540
RELX PLC	731,447	30,052,870
Renewi PLC(c)	31,473	221,411
Renishaw PLC	15,602	804,467
Rentokil Initial PLC	988,308	4,988,952
RHI Magnesita NV	11,224	507,703
Rightmove PLC	313,583	2,008,750
Rio Tinto PLC	440,263	29,788,514
Rolls-Royce Holdings PLC(c)	3,279,591	16,817,821
Rotork PLC	332,033	1,334,751
RS GROUP PLC	182,202	1,669,118
RWS Holdings PLC	128,527	276,789
Safestore Holdings PLC	93,406	900,234
Sage Group PLC (The)	394,523	5,720,937
Savills PLC	69,746	942,975
Schroders PLC	265,329	1,163,224
Segro PLC	492,220	5,177,230
Serco Group PLC	524,426	1,200,503
Severn Trent PLC	98,857	3,047,195
Shell PLC	2,535,215	90,123,334
Sirius Real Estate Ltd.	628,021	763,840

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Smith & Nephew PLC	336,179	$4,073,026
Smiths Group PLC	135,911	2,739,960
Softcat PLC	57,235	1,120,278
Spectris PLC	42,567	1,760,705
Spirax-Sarco Engineering PLC	28,308	3,114,939
Spire Healthcare Group PLC(b)	199,479	613,078
Spirent Communications PLC	281,042	679,356
SSE PLC	419,129	8,712,181
SSP Group PLC	373,559	913,986
St. James’s Place PLC	232,143	1,256,194
Standard Chartered PLC	878,386	7,546,687
Supermarket Income REIT PLC	589,038	532,093
Tate & Lyle PLC	162,718	1,339,907
Taylor Wimpey PLC	1,364,773	2,236,348
TBC Bank Group PLC	18,291	790,801
Telecom Plus PLC	27,283	591,675
Tesco PLC	2,728,087	10,072,284
THG PLC, Class B(c)	274,944	216,749
TP ICAP Group PLC	298,207	771,950
Trainline PLC(b)(c)	199,332	743,241
Travis Perkins PLC	92,753	868,196
Tritax Big Box REIT PLC	1,110,060	2,096,720
TUI AG(c)	188,759	1,325,580
Unilever PLC	968,010	50,075,938
UNITE Group PLC (The)	155,453	1,797,120
United Utilities Group PLC	255,004	3,324,021
Vesuvius PLC	92,252	550,814
Victrex PLC	40,645	642,976
Virgin Money UK PLC	574,315	1,527,035
Vistry Group PLC	136,761	2,031,532
Vodafone Group PLC	8,850,551	7,463,682
Volution Group PLC	76,478	412,254
Watches of Switzerland Group PLC(b)(c)	113,286	475,187
Weir Group PLC (The)	100,078	2,553,727
WH Smith PLC	58,948	806,308
Whitbread PLC	90,044	3,548,885
Wickes Group PLC	186,660	339,599
Wise PLC, Class A(c)	248,968	2,392,693
Workspace Group PLC	63,939	395,209
WPP PLC	414,138	4,150,973
Yellow Cake PLC(b)(c)	161,056	1,292,969
YouGov PLC	43,537	473,294
		1,117,973,514
Total Common Stocks — 98.5%
(Cost: $4,621,972,388)		4,638,051,891

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	22,608	2,323,010
Security	Shares	Value

Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	44,262	$3,940,488
FUCHS SE, Preference Shares, NVS	41,271	1,927,327
Henkel AG & Co. KGaA, Preference Shares, NVS	65,571	5,209,075
Jungheinrich AG, Preference Shares, NVS	21,352	793,952
Porsche Automobil Holding SE, Preference Shares, NVS	59,716	3,042,619
Sartorius AG, Preference Shares, NVS	10,141	3,031,714
Schaeffler AG, Preference Shares, NVS	48,282	282,533
Sixt SE, Preference Shares, NVS	5,987	414,287
Volkswagen AG, Preference Shares, NVS	80,422	9,852,105
		30,817,110
Total Preferred Stocks — 0.6%
(Cost: $41,802,454)		30,817,110

Total Long-Term Investments — 99.1%
(Cost: $4,663,774,842)		4,668,869,001

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	17,894,520	17,899,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	560,000	560,000

Total Short-Term Securities — 0.4%
(Cost: $18,447,544)		18,459,888

Total Investments — 99.5%
(Cost: $4,682,222,386)		4,687,328,889

Other Assets Less Liabilities — 0.5%		22,160,949

Net Assets — 100.0%		$4,709,489,838

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,832,231	$—		$(18,933,768	)(a)	$8,360	$(6,935)	$17,899,888	17,894,520	$312,931	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	150,000	(a)	—		—	—	560,000	560,000	49,622		—
						$8,360	$(6,935)	$18,459,888		$362,553		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	496	06/21/24	$25,787	$(401,129)
FTSE 100 Index	143	06/21/24	14,524	192,804
				$(208,325)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$78,538,375	$4,559,513,516	$—	$4,638,051,891
Preferred Stocks	—	30,817,110	—	30,817,110
Short-Term Securities
Money Market Funds	18,459,888	—	—	18,459,888
	$96,998,263	$4,590,330,626	$—	$4,687,328,889
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$192,804	$—	$192,804
Liabilities
Equity Contracts	—	(401,129)	—	(401,129)
	$—	$(208,325)	$—	(208,325)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt